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Philadelphia Investment Partners New Generation Fund
INVESTMENT GOALS
The investment objective of Philadelphia Investment Partners New Generation Fund (the “Fund”) is long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 193.72%% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies.

The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) at most times. However, depending upon the perceived market conditions, the Fund will increase or decrease the net long exposure as it deems necessary. When shorting securities, the proceeds from those short sales may be used to purchase additional long positions. Generally speaking, under normal market conditions, the Fund’s long positions may range from 100% to 140% and its short positions may range from 0% to 40% of its assets.

In making investment decisions for the Fund, the Adviser utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies’ stocks. The Adviser will take a long position when it has determined the security to be either undervalued or perceived to be an out-performer relative to the market. The Adviser will take a short position in a security when it has determined the security to be either overvalued or a perceived underperformer relative to the market. When the Adviser determines that the value of the long or short position is no longer valid, the Adviser will either reduce or remove the position entirely from the portfolio.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities consist of common stocks, preferred stocks, convertible securities, and warrants.

The Fund may invest in exchange-traded funds (“ETFs”), including ETFs that hold portfolios of securities that closely track the price performance and dividend yield of various indices, and actively managed ETFs.

Under normal market conditions, the Fund intends to invest approximately 75% of its assets in U. S. companies with the remaining 25% being invested in equity securities of non-U. S. companies. With respect to its investments in U. S. companies, the Fund intends to invest at least 60% of such assets in U. S. large cap companies (which are companies that the Adviser believes have a market capitalization of at least $10 billion). The Fund will invest its remaining assets allocated to U. S. companies in U. S. mid cap or small cap companies (which are companies that the Adviser believes have a market capitalization of less than $10 billion). Of those assets invested in U. S. mid cap or small cap companies, the Fund may invest up to 5% in U. S. micro cap companies (which are companies that the Adviser believes have a market capitalization of less than $1 billion). With respect to its investments in the equity securities of non-U. S. companies, the Fund may invest directly in such foreign securities. The Fund may also invest in sponsored American Depository Receipts (“ADRs”) and ETFs to gain exposure to non-U. S. markets. The Fund will gain exposure to non-U. S. markets using ETFs that track a foreign index or securities within a particular country or region.

As market conditions change, the securities held in the Fund may vary significantly. The Fund may purchase and sell options, both for hedging and for speculative purposes. Further, the Fund may purchase and sell put and call options on (i) individual equity securities, (ii) aggregates of equity securities or (iii) equity securities indices and other financial indices. These may include options traded on national securities exchanges or quoted on NASDAQ.

In attempting to respond to unusual or adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment objective. As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective. The Fund may hold cash or invest in cash equivalents for short-term investments. Although the Fund would do this for temporary defensive purposes, or for monies awaiting investment in portfolio securities, it could reduce the benefit from any upswing in the market.

A short sale is a transaction in which the Fund sells securities it has borrowed in anticipation of a decline in the market price of the securities.

Short sales are intended to allow the Fund to earn returns on securities the Fund’s Adviser believes will underperform and are intended to allow the Fund to maintain additional long positions while keeping the Fund’s net exposure at a level similar to a “long only” strategy. As a result, the Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%.

The Fund will engage in active and frequent trading.

PRINCIPAL RISKS

Cash and Other Short-Term Investments. The Fund may hold cash or invest in cash equivalents for short-term investments. Although the Fund would do this for temporary defensive purposes, or for monies awaiting investment in portfolio securities, it could reduce the benefit from any upswing in the market and could result in the Fund not achieving its objective.

Foreign Securities. The Fund also invests in foreign securities (either directly or indirectly through the purchase of ADRs or ETFs) which may impact the volatility of the Fund due to certain events such as economic or political instability, currency fluctuations, and the difficulties associated with receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, and possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

General Risks. An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. The following is a summary description of certain risks of investing in the Fund.

Investments in ADRs. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. ADRs may entail the special risks of international investing, including currency exchange fluctuations, governmental regulations, and the potential for political and economic instability.

Investments in ETFs. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Large Cap Stock Risk. By investing in large capitalization stocks, the Fund may underperform a fund that invests primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

Leverage Risk. By investing the proceeds received from selling securities short, the Fund could be deemed to be facing special risks. This technique may increase the Fund’s exposure to long equity positions and make any change in the Fund’s net asset value greater than it would be without the use of such a technique. This could result in increased volatility of returns. There is no guarantee that the Fund will thus indirectly leverage its portfolio, or if it does, that the Fund’s strategy will be successful.

Market Risk. The prices of securities held by the Fund may decline in response to certain events, including events in the stock market generally or that are specifically related to a particular company; changing economic conditions, including changes in interest rates; industry and company conditions; changing technology and competition; inability to consistently select securities that appreciate in value, or anticipate changes that can adversely affect the value of the Fund’s holdings.

Mid-Cap, Small Cap and Micro Cap Risk. To the extent the Fund invests in micro cap, small and midsize companies, it will be subject to additional risks because the earnings and revenues of these companies tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the Fund’s ability to sell these securities. The prices of small-cap and micro-cap company securities may fall regardless of trends in the broader markets.

Options Risks. The Fund may lose money using options, regardless of the purpose for using such instruments. Using options may increase the volatility of the Fund’s net asset value and may involve a small investment relative to the risk assumed.

Regulatory Risk. Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its short-selling strategy, either generally, or with respect to certain industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

Risks of Equity Securities. There are risks associated with the Fund’s investments in equity securities. Common stocks represent an equity or ownership interest in an issuer and are subject to market risks that may cause their prices to fluctuate over time. Preferred stocks represent an equity or ownership interest in an issuer that typically pays dividends at a specified rate and that has priority over common stock in the payment of dividends and in liquidation. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Different types of investments tend to shift into and out of favor with investors depending on changes in market and economic conditions. Although stocks may outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Risk of Short Sales. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities. The Fund will be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

PERFORMANCE INFORMATION

The bar chart and performance table below show how the Fund has performed in the past and provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied for each full calendar year since the Fund commenced operations on June 8, 2011. The returns in the bar chart do not include the deduction of any applicable sales charges. If sales charges had been included, the returns would be less than those shown in the bar chart. The table compares the average annual total returns of the Fund for the periods ended December 31, 2014 to those of three broad-based securities markets indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns

The year-to-date total return for the six months ended June 30, 2015 was (4.74)%.

During the period shown in the bar chart, the highest return for a quarter was 14.90% (for the quarter ending March 31, 2012) and the lowest return for a quarter was (9.31)% (for the quarter ending June 30, 2012).

Average Annual Total Returns (For the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Russell 2000 Index is an unmanaged index that consists of approximately 2,000 of the smallest (based on market caps) companies in the Russell 3000 Index. The S&P 500 Index is an unmanaged index of approximately 500 leading companies in leading industries of the U.S. economy. MSCI EAFE Index is an unmanaged index that is a widely recognized benchmark of the world’s stock market, excluding the United States. The performance returns for the three broad-based securities markets indices do not reflect any deduction for fees, expenses or taxes.